Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits (Detail)
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	109.94%	93.65%
Weighted average [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	97.50%	93.59%
Maximum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	109.94%	95.25%
Minimum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	92.56%	92.45%